Equity Based Compensation (Additional Information Concerning Unvested Phantom Shares, Restricted Stock And LTIP Units) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, beginning balance	54	52	30
Weighted Average Grant Date Fair Value, beginning balance	$ 5.17	$ 4.60	$ 9.36
Granted, Shares	55	54	61
Granted, Weighted Average Grant Date Fair Value	$ 5.71	$ 5.17	$ 4.60
Vested, Shares	(54)	(52)	(30)
Vested, Weighted Average Grant Date Fair Value	$ 5.17	$ 4.60	$ 9.36
Forfeited, Shares			(9)
Forfeited, Weighted Average Grant Date Fair Value			$ 4.60
Unvested Shares, ending balance	55	54	52
Weighted Average Grant Date Fair Value, ending balance	$ 5.71	$ 5.17	$ 4.60
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, beginning balance	386	320	173
Weighted Average Grant Date Fair Value, beginning balance	$ 4.82	$ 5.14	$ 9.30
Granted, Shares	159	171	252
Granted, Weighted Average Grant Date Fair Value	$ 5.54	$ 4.64	$ 3.49
Vested, Shares	(123)	(85)	(66)
Vested, Weighted Average Grant Date Fair Value	$ 5.01	$ 5.50	$ 9.17
Forfeited, Shares	(74)	(20)	(39)
Forfeited, Weighted Average Grant Date Fair Value	$ 5.35	$ 5.55	$ 6.07
Unvested Shares, ending balance	348	386	320
Weighted Average Grant Date Fair Value, ending balance	$ 4.97	$ 4.82	$ 5.14
LTIP Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, beginning balance	1,329	1,003	994
Weighted Average Grant Date Fair Value, beginning balance	$ 5.91	$ 7.33	$ 9.70
Granted, Shares	553	636	473
Granted, Weighted Average Grant Date Fair Value	$ 5.41	$ 4.62	$ 3.22
Vested, Shares	(653)	(310)	(464)
Vested, Weighted Average Grant Date Fair Value	$ 7.03	$ 7.86	$ 8.21
Forfeited, Shares	(219)
Forfeited, Weighted Average Grant Date Fair Value	$ 5.54
Unvested Shares, ending balance	1,010	1,329	1,003
Weighted Average Grant Date Fair Value, ending balance	$ 5.04	$ 5.91	$ 7.33